OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Current, Unbilled Subscriptions	$ 8,146	$ 13,439
Non-current, Unbilled Subscriptions	$ 6,954	$ 7,796